Offerings	Jan. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one right (a Share Right) to receive one-fifth (0.2) of a Class A ordinary share upon the consummation of an initial business combination
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Amount of Registration Fee	$ 17,606.50
Offering Note	Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 Share Rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

No fee pursuant to Rule 457(g)
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Share Rights included as part of the Units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

No fee pursuant to Rule 457(g)
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying Share Rights included as part of the units
Amount Registered | shares	1,437,500
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 14,375,000.00
Amount of Registration Fee	$ 2,200.82
Offering Note	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying Share Rights included as part of the units
Amount Registered | shares	862,500
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 8,625,000.00
Amount of Registration Fee	$ 1,191.11
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one right (a Share Right) to receive one-fifth (0.2) of a Class A ordinary share upon the consummation of an initial business combination
Amount Registered | shares	2,300,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 23,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,176.30
Offering Note	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying Share Rights included as part of the units
Amount Registered | shares	460,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 4,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 635.26
Offering Note	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.